SCHEDULE OF TAXES PAYABLE (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Income tax payable	$ 447,867	$ 269,809
Other tax payable	157,263	113,910
Total tax payable	$ 605,130	$ 383,719